Offerings - Offering: 1	Jan. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	52.63
Maximum Aggregate Offering Price	$ 52,630,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,058
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the Etsy, Inc. 2024 Equity Inducement Plan (the “Plan”) as a result of any stock dividend, stock split, recapitalization, or other similar transaction.
(2)Represents shares of the Registrant's common stock reserved for issuance under the Plan.
(3)Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s common stock as quoted on the Nasdaq Global Select Market on January 24, 2025.